Portfolio of investments—April 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.30%
Communication services: 8.04%
Entertainment: 0.84%
Spotify Technology SA†	22,336	$6,263,908
Interactive media & services: 7.20%
Alphabet, Inc. Class A†	138,185	22,493,754
Meta Platforms, Inc. Class A	72,500	31,187,325
		53,681,079
Consumer discretionary: 16.35%
Automobiles: 1.26%
Ferrari NV	22,641	9,411,864
Broadline retail: 8.89%
Amazon.com, Inc.†	307,975	53,895,625
MercadoLibre, Inc.†	8,442	12,314,345
		66,209,970
Hotels, restaurants & leisure: 3.52%
Chipotle Mexican Grill, Inc.†	6,345	20,047,662
DraftKings, Inc. Class A†	149,400	6,209,064
		26,256,726
Household durables: 1.35%
PulteGroup, Inc.	90,100	10,038,942
Specialty retail: 1.33%
Home Depot, Inc.	29,540	9,872,859
Consumer staples: 1.30%
Beverages: 1.30%
Celsius Holdings, Inc.†	136,103	9,700,061
Financials: 10.58%
Capital markets: 3.69%
Blue Owl Capital, Inc.	319,400	6,033,466
Intercontinental Exchange, Inc.	71,335	9,185,095
Tradeweb Markets, Inc. Class A	120,702	12,276,600
		27,495,161
Financial services: 5.17%
Fiserv, Inc.†	76,604	11,695,132
Visa, Inc. Class A	99,752	26,794,385
		38,489,517
Insurance: 1.72%
Progressive Corp.	61,542	12,816,122
See accompanying notes to portfolio of investments
Allspring Discovery All Cap Growth Fund | 1

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Health care: 12.33%
Health care equipment & supplies: 3.48%
DexCom, Inc.†	102,904	$13,108,941
Intuitive Surgical, Inc.†	34,483	12,780,089
		25,889,030
Health care providers & services: 1.68%
UnitedHealth Group, Inc.	25,927	12,540,890
Health care technology: 1.22%
Veeva Systems, Inc. Class A†	45,924	9,118,670
Life sciences tools & services: 2.32%
Bio-Techne Corp.	112,451	7,108,028
Danaher Corp.	41,275	10,179,240
		17,287,268
Pharmaceuticals: 3.63%
Eli Lilly & Co.	20,200	15,778,220
Zoetis, Inc.	70,700	11,258,268
		27,036,488
Industrials: 9.91%
Aerospace & defense: 1.51%
General Electric Co.	69,211	11,199,724
Commercial services & supplies: 3.59%
Tetra Tech, Inc.	60,858	11,850,270
Waste Connections, Inc.	92,040	14,918,763
		26,769,033
Electrical equipment: 2.00%
Vertiv Holdings Co.	160,404	14,917,572
Ground transportation: 1.43%
Old Dominion Freight Line, Inc.	58,648	10,656,928
Machinery: 1.38%
RBC Bearings, Inc.†	41,969	10,263,519
Information technology: 38.39%
Communications equipment: 1.82%
Motorola Solutions, Inc.	39,953	13,550,060
Electronic equipment, instruments & components: 1.87%
Teledyne Technologies, Inc.†	15,186	5,793,155
Zebra Technologies Corp. Class A†	25,963	8,166,922
		13,960,077
IT services: 3.59%
Gartner, Inc.†	23,979	9,893,495
See accompanying notes to portfolio of investments
2 | Allspring Discovery All Cap Growth Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
IT services(continued)
Globant SA†	57,081	$10,194,096
MongoDB, Inc.†	18,300	6,682,794
		26,770,385
Semiconductors & semiconductor equipment: 10.48%
Advanced Micro Devices, Inc.†	82,927	13,133,978
Analog Devices, Inc.	45,649	9,157,646
Entegris, Inc.	72,700	9,663,284
KLA Corp.	15,800	10,890,782
Monolithic Power Systems, Inc.	16,300	10,910,079
NVIDIA Corp.	28,100	24,278,962
		78,034,731
Software: 20.63%
Cadence Design Systems, Inc.†	40,624	11,197,193
CCC Intelligent Solutions Holdings, Inc.†	806,007	9,043,399
Crowdstrike Holdings, Inc. Class A†	31,205	9,128,711
Datadog, Inc. Class A†	80,460	10,097,730
Microsoft Corp.	220,663	85,910,726
ServiceNow, Inc.†	21,100	14,629,263
Workday, Inc. Class A†	38,295	9,371,935
Zscaler, Inc.†	24,845	4,296,694
		153,675,651
Materials: 2.40%
Chemicals: 1.65%
Sherwin-Williams Co.	40,900	12,254,049
Construction materials: 0.75%
Vulcan Materials Co.	21,800	5,616,334
Total common stocks (Cost $393,672,188)		739,776,618

		Yield
Short-term investments: 0.13%
Investment companies: 0.13%
Allspring Government Money Market Fund Select Class♠∞		5.23%	952,054	952,054
Total short-term investments (Cost $952,054)				952,054
Total investments in securities (Cost $394,624,242)	99.43%			740,728,672
Other assets and liabilities, net	0.57			4,231,316
Total net assets	100.00%			$744,959,988

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments
Allspring Discovery All Cap Growth Fund | 3

Portfolio of investments—April 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,911,117	$86,753,498	$(87,712,561)	$0	$0	$952,054	952,054	$184,493
See accompanying notes to portfolio of investments
4 | Allspring Discovery All Cap Growth Fund

Notes to portfolio of investments—April 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Discovery All Cap Growth Fund | 5

Notes to portfolio of investments—April 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$59,944,987	$0	$0	$59,944,987
Consumer discretionary	121,790,361	0	0	121,790,361
Consumer staples	9,700,061	0	0	9,700,061
Financials	78,800,800	0	0	78,800,800
Health care	91,872,346	0	0	91,872,346
Industrials	73,806,776	0	0	73,806,776
Information technology	285,990,904	0	0	285,990,904
Materials	17,870,383	0	0	17,870,383
Short-term investments
Investment companies	952,054	0	0	952,054
Total assets	$740,728,672	$0	$0	$740,728,672
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At April 30, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Discovery All Cap Growth Fund